Related party disclosures	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related party disclosures
30 Related Party Disclosures
The Group has a number of transactions and relationships with related parties, as defined in IAS 24
Related Party Disclosures,
all of which are undertaken in the normal course of business. Transactions with CTBAT International Limited (a joint operation) are not included in these disclosures as the results are immaterial to the Group.
Intercompany transactions and balances are eliminated on consolidation and therefore are not disclosed.
Transactions and balances with associates relate mainly to the sale and purchase of cigarettes and tobacco leaf. The Group’s share of dividends from associates, included in other net income in the table below, was £392 million (2020: £394 million; 2019: £239 million).

	2021 £m	2020 £m	2019 £m

Transactions

– revenue	524	495	511

– purchases	(123)	(80)	(79)

– other net income	387	388	248

Amounts receivable at 31 December	48	33	42

Amounts payable at 31 December	(3)	(5)	(2)
On 5 October 2021, PT Bentoel Internasional Investama Tbk (Bentoel) announced its intention to delist from the Indonesia Stock Exchange and go private by conducting a Voluntary Tender Offer (VTO). As part of this, in two phases in November and December 2021, the Group acquired an additional 0.2% of shares in Bentoel from independent shareholders at a cost of £4 million and terminated the total return swap (as explained in note 32).
As set out in note 27, in March 2021, the Group acquired a 19.9% equity stake in Organigram. The Group and Organigram also entered into a Product Development Collaboration Agreement following which a Centre of Excellence has been established to focus on developing the next generation of cannabis products with an initial focus on cannabidiol (CBD). The Centre of Excellence is located at Organigram’s indoor facility in New Brunswick, Canada, which holds the Health Canada licences required to conduct R&D activities with cannabis products. Both the Group and Organigram are contributing scientists, researchers, and product developers to the Centre of Excellence, which is governed and supervised by a steering committee consisting of an equal number of senior members from each company. Both partners share a commitment to continue to maintain the highest regulatory and ethical standards. Furthermore, as part of the transaction, the Group and Organigram have agreed to grant each other a royalty-free licence to certain intellectual property to enable the development of new and potentially disruptive, novel products. Both parties have the ability to independently commercialise any products developed as a result of the collaboration under their own brands.
During 2021, the Group increased its ownership of a wholesale producer and distributor operating in the agriculture sector based in Uzbekistan, FE “Samfruit” JSC to 42.61%, for £1 million. In 2020 the Group increased its ownership to 38.63% for £5 million.
During 2021, the Group made a capital contribution in Brascuba Cigarrillos S.A. at a cost of £6 million (2020: £17 million; 2019: £20 million). There was a capital reduction in CTBAT International Limited of approximately US$171 million with funds remitted prorate to investors in 2021.
Also in 2021, the Group acquired a further 2.7% in Hrvatski Duhani d.d. Tobacco Leaf Processing at a cost of £1 million.
During 2019, the Group acquired 60% of VapeWild Holdings LLC and a minority stake in AYR Limited. Please refer to note 27 for the VapeWild Holdings LLC business that was discontinued and liquidated in 2020.
The key management personnel of British American Tobacco consist of the members of the Board of Directors of British American Tobacco p.l.c. and the members of the Management Board. No such person had any material interest during the year in a contract of significance (other than a service contract) with the Company or any subsidiary company. The term key management personnel in this context includes their close family members.

	2021 £m	2020 £m	2019 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	18	17	26

– post-employment benefits	1	2	4

– share-based payments	16	13	23

	35	32	53
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2021 £’000	2020 £’000	2019 £’000	2021 £’000	2020 £’000	2019 £’000	2021 £’000	2020 £’000	2019 £’000	2021 £’000	2020 £’000	2019 £’000

Salary; fees; benefits;incentives

– salary	2,119	2,026	2,356							2,119	2,026	2,356

– fees				727	714	695	1,045	1,028	969	1,772	1,742	1,664

– taxable benefits	420	744	608	55	77	137	2	72	310	477	893	1,055

– short-term incentives	4,128	3,274	4,791							4,128	3,274	4,791

– long-term incentives	3,399	1,294	4,420							3,399	1,294	4,420

Sub-total	10,066	7,338	12,175	782	791	832	1,047	1,100	1,279	11,895	9,229	14,286

Pension; other emoluments

– pension	318	304	686							318	304	686

– other emoluments	6	20	47							6	20	47

Sub-total	324	324	733							324	324	733

Total emoluments	10,390	7,662	12,908	782	791	832	1,047	1,100	1,279	12,219	9,553	15,019
Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Jack Bowles	26 March 2018	23,731	10 May 2021	28.25	670,401

Tadeu Marroco	26 March 2018	15,310	29 March 2021	28.27	432,737
LTIP – Value of awards 2018

	Shares	Price per share (£) 1	Face value (£)

Jack Bowles	43,785	38.94	1,704,988

Tadeu Marroco	28,248	38.94	1,099,977
Note:
1. For information only as awards are made as nil-cost options.
In 2021, no Sharesave were exercised by Executive Directors.